Stock-based Compensation - Summary of Company's Overall Restricted Shares (Detail) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2021 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Granted, Number of Shares	10,948,715
Vested, Number of Shares	216,409
Ending Balance, Number of Shares	10,732,306
Granted, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 8.66
Vested, Weighted Average Grant Date Fair Value per Share | $	$ 8.62
Ending Balance, Weighted Average Grant Date Fair Value per Share | $ / shares	$ 8.66